FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check one only):       [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WIC Advisors, LLC
Address:  41 Madison Ave
          New York, New York 10010

Form 13F File Number: 28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matt Hemberger
Title:  Chief Compliance Officer
Phone:  (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger         New York, New York              2/2/2011
---------------------         ------------------              --------
[Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 58

Form 13F Information Table Value Total:            $ 2,945
                                               (thousands)

List of Other Included Managers:
                                          NONE

                                                  FAIR MARKET  SHARES OR                                            VOTING AUTHORITY
                        TITLE OF       CUSIP      VALUE        PRINCIPAL  SH/  PUT/  INVESTMENT    OTHER            ----------------
NAME OF ISSUER          CLASS          NUMBER     (000'S)      AMOUNT     PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED    NONE
--------------          --------       ------     -----------  ---------  ---  ----  ----------    --------  ----   ------    -----
ALCON INC               COM SHS        H01301102       206         1262   SH         SOLE                      1262
TTI TEAM TELECOM INTL
  LTD                   COM            M88258104         4         1525   SH         SOLE                      1525
VOLTAIRE LTD            ORD SHS        M97601120        17         1953   SH         SOLE                      1953
EURAND N V              SHS            N31010106        41         3496   SH         SOLE                      3496
AIRGAS INC              COM            009363102        78         1242   SH         SOLE                      1242
AIRGAS INC              COM            009363102         1           13   SH    PUT  SOLE                        13
ALBERTO CULVER CO NEW   COM            013078100       144         3888   SH         SOLE                      3888
ALLEGHENY ENERGY INC    COM            017361106       135         5569   SH         SOLE                      5569
ALLIED DEFENSE GROUP    COM            019118108         6         1880   SH         SOLE                      1880
APPLIED SIGNAL
  TECHNOLOGY IN         COM            038237103        48         1257   SH         SOLE                      1257
ART TECHNOLOGY GROUP
  INC                   COM            04289L107        38         6271   SH         SOLE                      6271
BALDOR ELEC CO          COM            057741100       113         1796   SH         SOLE                      1796
BMP SUNSTONE CORP       COM            05569C105        58         5809   SH         SOLE                      5809
BUCYRUS INTL INC NEW    COM            118759109       118         1315   SH         SOLE                      1315
CADENCE FINL CORP       COM            12738A101         1          282   SH         SOLE                       282
CAPITAL GOLD CORP       COM NEW        14018Y205         7         1463   SH         SOLE                      1463
CELLDEX THERAPEUTICS
  INC NEW               COM            15117B103         1          181   SH         SOLE                       181
CNA SURETY CORP         COM            12612L108        15          641   SH         SOLE                       641
CPI INTERNATIONAL INC   COM            12618M100        64         3314   SH         SOLE                      3314
COMMSCOPE INC           COM            203372107        99         3165   SH         SOLE                      3165
COMPELLENT TECHNOLOGIES
  INC                   COM            20452A108        12          417   SH         SOLE                       417
CYPRESS BIOSCIENCES
  INC                   COM PAR $.02   232674507        12         1778   SH         SOLE                      1778
DEL MONTE FOODS CO      COM            24522P103        85         4544   SH         SOLE                      4544
DIONEX CORP             COM            254546104        74          627   SH         SOLE                       627
DOLLAR THRIFTY
  AUTOMOTIVE GP         COM            256743105        59         1240   SH         SOLE                      1240
DOLLAR THRIFTY
  AUTOMOTIVE GP         COM            256743105         0            1   SH    PUT  SOLE                         1
DYNAMEX INC             COM            26784F103        22          896   SH         SOLE                       896
FIRST FRANKLIN CORP     COM            320272107         2          127   SH         SOLE                       127
FIRST MERCURY FINANCIAL
  CORP                  COM            320841109       124         7572   SH         SOLE                      7572
GENZYME CORP            COM            372917104        83         1165   SH         SOLE                   1496158
GENZYME CORP            COM            372917104         1            7   SH    PUT  SOLE                   1496158
HYPERCOM CORP           COM            44913M105        48         5768   SH         SOLE                      5768
J CREW GROUP INC        COM            46612H402        23          543   SH         SOLE                       543
JO-ANN STORES INC       COM            47758P307        64         1063   SH         SOLE                      1063
KING PHARMACEUTICALS
  INC                   COM            495582108       176        12537   SH         SOLE                     12537
L-1 IDENTITY SOLUTIONS
  INC                   COM            50212A106        90         7596   SH         SOLE                      7596
LADISH INC              COM NEW        505754200       136         2792   SH         SOLE                      2792
LASERCARD CORP          COM            51807U101         0            9   SH         SOLE                         9
MARSHALL & ILSLEY CORP
  NEW                   COM            571837103        31         4476   SH         SOLE                      4476
MARTEK BIOSCIENCES
  CORP                  COM            572901106        51         1641   SH         SOLE                      1641
MCAFEE INC              COM            579064106       128         2766   SH         SOLE                      2766
NGAS RESOURCES INC      COM            62912T103        34        60060   SH         SOLE                     60060
NEWALLIANCE BANCSHARES
  INC                   COM            650203102        63         4213   SH         SOLE                      4213
NOVARTIS A G            SPONSORED ADR  66987V109         1            4   SH    CALL SOLE                         4
NOVARTIS A G            SPONSORED ADR  66987V109         1            6   SH    PUT  SOLE                         6
NU HORIZONS ELECTRS
  CORP                  COM            669908105        12         1725   SH         SOLE                      1725
NOVELL INC              COM            670006105        78        13131   SH         SOLE                     13131
POTASH CORP SASK INC    COM            73755L107        46          300   SH         SOLE                       300
ROCK OF AGES CORP VT    CL A           772632105         3          518   SH         SOLE                       518
ROME BANCORP INC NEW    COM            77587P103         7          597   SH         SOLE                       597
SONIC SOLUTIONS         COM            835460106        12          772   SH         SOLE                       772
SYNIVERSE HLDGS INC     COM            87163F106       123         3987   SH         SOLE                      3987
T-3 ENERGY SRVCS INC    COM            87306E107        53         1322   SH         SOLE                      1322
TERRA NOVA RTY CORP     COM            88102D103         6          711   SH         SOLE                       711
UNIVERSAL AMERICAN CORP COM            913377107        10          500   SH         SOLE                       500
WALTER ENERGY INC       COM            93317Q105         0            1   SH    PUT  SOLE                         1
WILBER CORP             COM            967797101         0            6   SH         SOLE                         6
WILMINGTON TRUST CORP   COM            971807102        81        18598   SH         SOLE                     18598